Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net [Abstract]
Summary of property and equipment net
	December 31,
	2015	2016
Cost:

Computer and peripheral equipment	$1,421	$1,935
Office furniture and equipment	842	1,332
Machinery and equipment	5,996	8,962
Leasehold improvements	2,311	4,978

	10,570	17,207

Accumulated depreciation	(5,792)	(7,960)

Property and equipment, net	$4,778	$9,247